Intangible Assets - Summary of Intangible Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₩ 4,866,092	₩ 5,513,510	₩ 3,586,965
Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	12,087,452	12,039,794
Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(7,164,105)	(6,422,106)
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(57,255)	(104,178)
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,647,501	3,139,978	2,176,940
Frequency usage rights [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	6,210,882	6,210,882
Frequency usage rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(3,563,381)	(3,070,904)
Land usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	7,349	10,511	15,750
Land usage rights [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	53,265	65,974
Land usage rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(45,916)	(55,463)
Industrial rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	66,824	83,627	111,347
Industrial rights [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	110,380	163,983
Industrial rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(43,522)	(50,640)
Industrial rights [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(34)	(29,716)
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	11,146	8,990	4,103
Development costs [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	63,840	54,941
Development costs [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(50,127)	(44,304)
Development costs [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(2,567)	(1,647)
Facility usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	25,832	31,027	36,451
Facility usage rights [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	157,664	155,470
Facility usage rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(131,832)	(124,443)
Customer relations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	591,371	625,091	4,035
Customer relations [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	607,435	643,421
Customer relations [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(16,064)	(18,330)
Club memberships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	80,410	80,475	73,614
Club memberships [Member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	112,571	114,650
Club memberships [Member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(32,161)	(34,175)
Brands [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	374,096	374,096	374,096
Brands [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	374,096	374,096
Other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,061,563	1,159,715	₩ 1,164,725
Other [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,397,319	4,256,377
Other [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(3,313,263)	(3,058,022)
Other [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₩ (22,493)	₩ (38,640)